STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 6 – STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 75,000,000 common shares with a par value of $0.001 per share.  Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.

Common Share Issuances

On January 5, 2016, the Company issued 10,000 shares of common stock to an investor that exercised their warrants for cash totaling $5,000.

On February 2, 2016, the Company issued 484,183 shares of common stock for the cashless exercise of 650,000 warrants.

Warrant Issuances

On September 28, 2015, the Company granted 650,000 warrants to an individual for consulting services. The warrants can purchase 650,000 shares of common stock with an exercise price of $0.25 and expire on September 28, 2018. Of the total, 350,000 warrants vest immediately and the remaining 300,000 warrants will vest 33.33% upon the acquisition of 17 million IP addresses, 33.33% upon the acquisition of additional 17 million IP addresses and 33.33% upon the acquisition of additional 16 million IP addresses. On February 2, 2016, the Company agreed to waive the vesting provision and the individual executed a cashless exercise of 650,000 warrants and received 484,183 shares of common stock.

On March 4, 2016, the Company entered into a consulting services agreement to provide business development services and issued 600,000 warrants. The warrants allow the holder to purchase 600,000 shares of common stock at an exercise price of $0.80 per share and are exercisable for 2 years. On May 5, 2016, the Company and the consultant agreed to rescind the agreement.

As of March 31, 2016, there were 7,036,250 warrants outstanding, of which 5,036,250 are fully vested.

NOTE 6 – STOCKHOLDERS’ EQUITY

Authorized Stock

The Company has authorized 75,000,000 common shares with a par value of $0.001 per share.  Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.

Common Share Issuances

On December 19, 2014, the Company issued a total of 10,000,000 shares of common stock to its three founders for a cash contribution of $100.

On December 24, 2014 the Company issued 1,006,666 shares of common stock to four unaffiliated investors for proceeds of $20,133.

On January 30, 2015 the Company issued 3,290,000 units to unaffiliated investors in a Regulation D 506 private placement for proceeds of $329,000. Each unit consists of one share of common stock and one common stock purchase warrant. Each common stock purchase warrant entitles the holder to purchase one share of common stock for each warrant at an exercise price of $0.50 and expire on December 31, 2016.

On February 9, 2015 the Company issued 10,000 units for proceeds of $1,000 to an unaffiliated investor in the private placement disclosed above.

On September 28, 2015, the Company issued 250,000 shares of common stock to an investor for cash totaling $100,000.

On November 9, 2015, the Company issued 125,000 units to two investors for cash totaling $50,000. Each unit consists of one share of common stock and one common stock purchase warrant. Each common stock purchase warrant entitles the holder to purchase one share of common stock for each warrant at an exercise price of $0.40 and expire on November 9, 2018.

On November 13, 2015, the Company issued 50,000 shares of common stock to an investor that exercised their warrants for cash totaling $25,000.

Warrant Issuances

During the year ended December 31, 2015, the Company used the Black Scholes Merton valuation model to value the warrants below using an expected life of 3 – 7 years, average volatility rate of approximately 200% and a discount rate of 0.97% – 1.22%.

In connection with the private placement disclosed in common share issuances above, the Company issued 3,300,000 warrants to purchase 3,300,000 shares of common stock with an exercise price of $0.50 and expire on December 31, 2016.

On September 25, 2015, the Company granted 1,000,000 warrants to an entity for consulting services. The warrants allow the holder to purchase 1,000,000 shares of common stock with an exercise price of $0.25 and expire on September 25, 2022. The warrants will vest 33.33% upon the acquisition of 17 million IP addresses, 33.33% upon the acquisition of additional 17 million IP addresses and 33.33% upon the acquisition of additional 16 million IP addresses. As of December 31, 2015, none of the warrants were vested.

On September 25, 2015, the Company granted 2,000,000 warrants to an individual for the position of a member of the board of directors. The warrants allow the holder to purchase 2,000,000 shares of common stock with an exercise price of $0.25 and expire on September 25, 2022. The warrants vested 50% upon accepting the position on the board of directors which are contingent upon the Company securing a directors and officers’ insurance policy. The remaining 50% vest upon the earlier of a change of control transaction or April 1, 2016. As of December 31, 2015, 1,000,000 of the warrants have vested and were valued at $197,618 and recorded as an expense for the year ended December 31, 2015.

On September 28, 2015, the Company granted 650,000 warrants to an individual for consulting services. The warrants allow the holder to purchase 650,000 shares of common stock with an exercise price of $0.25 and expire on September 28, 2018. Of the total, 350,000 warrants vest immediately and the remaining 300,000 warrants will vest 33.33% upon the acquisition of 17 million IP addresses, 33.33% upon the acquisition of additional 17 million IP addresses and 33.33% upon the acquisition of additional 16 million IP addresses. As of December 31, 2015, 350,000 of the warrants have vested and were valued at $131,003 and recorded as a prepaid expense and amortized over the life of the consulting agreement.

On September 28, 2015, the Company granted 47,500 warrants to an individual for commissions. The warrants allow the holder to purchase 47,500 shares of common stock with an exercise price of $0.40 and expire on September 28, 2018 and vest immediately. As of December 31, 2015, 47,500 of the warrants have vested and were valued at $17,779 and recorded as an expense for the year ended December 31, 2015.

On November 9, 2015, the Company granted 62,500 warrants to an investor in connection with the purchase of units. The warrants allow the holder to purchase 62,500 shares of common stock with an exercise price of $0.40 and expire on November 9, 2018 and vest immediately. As of December 31, 2015, 62,500 of the warrants have vested.

On November 10, 2015, the Company granted 62,500 warrants to an investor in connection with the purchase of units. The warrants allow the holder to purchase 62,500 shares of common stock with an exercise price of $0.40 and expire on November 10, 2018 and vest immediately. As of December 31, 2015, 62,500 of the warrants have vested.

On November 11, 2015, the Company granted 23,750 warrants to an individual for commissions. The warrants allow the holder to purchase 23,750 shares of common stock with an exercise price of $0.40 and expire on November 11, 2018 and vest immediately. As of December 31, 2015, 23,750 of the warrants have vested and were valued at $8,710 and recorded as an expense for the year ended December 31, 2015.

As of December 31, 2015, there were 7,096,250 warrants outstanding, of which 4,796,250 are fully vested.

The following is a summary of the status of all of the Company’s stock warrants as of December 31, 2015, and the changes from January 1, 2015 to December 31, 2015.

	# of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2014	-	$ -	-
Granted	7,146,250	$0.37	3.62
Exercised	(50,000)	$0.50	n/a
Cancelled	-	$ -	-
Outstanding at December 31, 2015	7,096,250	$0.25	6.24
Exercisable at December 31, 2015	4,796,250	$0.43